SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
The Company’s authorized share capital amounts to $11.6 million (€10.6 million), exchange rate (EUR:$) equals 1:1.1002) and is divided into 1,056,000,000 ordinary shares with a nominal value of €0.01 each. At December 31, 2023 and December 31, 2022, all 671,073,243 (€6.7 million) and 656,348,225 shares outstanding, have been fully paid-up.
Other reserves include those reserves related to currency translation, fair value revaluation, participating interest and capitalized development costs in which the movements can shown below:

Amounts in US$ ‘000	Legal Reserve Currency translation reserve (CTA)	Legal Reserve Capitalized development cost	Legal Reserve participating interest	Reserve Fair value revaluation	Total
Balance at January 1, 2022	3,965	402	1,316	(2,283)	3,400
Movements in the year	(10,349)	—	(1,083)	(705)	(12,137)
Balance at December 31, 2022	(6,384)	402	233	(2,988)	(8,737)
Movements in the year	6,042	(296)	(233)	1,167	6,680
Balance at December 31, 2023	(343)	106	—	(1,821)	(2,057)
Please refer to the consolidated statement of changes in equity and Note 25.